SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2025	Dec. 31, 2024
Computers, Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years	5 years
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years	5 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years	5 years